UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  12/31/99

Check here if Amendment [x ]; Amendment Number:  01
  This Amendment (Check only one):	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       February 3, 2004

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  $151732



List of Other Included Managers:

NONE


FORM 13F INFORMATION TABLE
                                      Title                VALUE    SHRS or SH/ PUT/   Inv  Other    Voting Authority
NAME OF ISSUER                        of       CUSIP       (x$1000) PRN AMT PRN CALL  Disc  Mgrs    Sole  Shared None
                                      Class
AMR Corp                              com      001765106          3       50 SH       Sole            50
Alliance Capital Mgmt. Ltd.           com      018548107        299    10000 SH       Sole        10,000
Allstate Corp                         com      020002101        234     9732 SH       Sole         9,732
Amerisource Health                    com      03071P102       4313   283960 SH       Sole       283,960
American Pwr Conversion Com           com      029066107       5119   194100 SH       Sole       194,100
Block H&R Inc.                        com      093671105       7471   170775 SH       Sole       170,775
Bridgehampton National Bank           com      N/A             1078    52572 SH       Sole        52,572
Bristol Myers                         com      110122108         69     1074 SH       Sole         1,074
CVS Corporation Delaware              com      126650100       8338   209100 SH       Sole       209,100
Dayton Hudson Corp                    com      239753106       8541   116300 SH       Sole       116,300
Digital Recorders                     com      253869101         31     8000 SH       Sole         8,000
Donaldson Lufkin & Jenrette Inc.      com      257661108        365     7545 SH       Sole         7,545
Donaldson Luf&Jen NW DLJDIRECT        com      257661504          3      250 SH       Sole           250
Exxon Mobil Corp Com                  com      302290101         85     1056 SH       Sole         1,056
Gannett Inc.                          com      364730101       9225   113100 SH       Sole       113,100
Gap, Inc.                             com      364760108       5627   122321 SH       Sole       122,321
General Electric                      com      369604103       5382    34779 SH       Sole        34,779
Grainger (WW) Inc.                    com      384802104       5709   119400 SH       Sole       119,400
Health Care Reit Inc.                 com      42217K106         11      700 SH       Sole           700
Hewlett Packard                       com      428236103      11045    97100 SH       Sole        97,100
Highwoods Properties                  com      431284108       1512    64000 SH       Sole        64,000
Illinois Tool Wks Inc.                com      452308109       8370   123890 SH       Sole       123,890
Intel Corp.                           com      458140100       6922    84100 SH       Sole        84,100
International Business Machines       com      45920010           5       45 SH       Sole            45
Johnson & Johnson                     com      478160104       3012    32300 SH       Sole        32,300
KeyCorp                               com      493267108         66     2996 SH       Sole         2,996
Knight Ridder, Inc                    com      499040103      10864   182400 SH       Sole       182,400
McCormick & Co Inc Com Non Vtg        com      57978020           1       18 SH       Sole            18
Merck & Co.                           com      589331107         30      450 SH       Sole           450
Morgan Stanley, Dean Witter & Co.     com      617446448       7715    54045 SH       Sole        54,045
Omega Finl Corp Com                   com      68209210          15      500 SH       Sole           500
Pfizer Inc.                           com      717081103       6186   190705 SH       Sole       190,705
Schering-Plough                       com      806605101       3530    83300 SH       Sole        83,300
Sealed Air Corp.                      com      81211K100       3895    75174 SH       Sole        75,174
Sears Roebuck & Co.                   com      812387108        115     3800 SH       Sole         3,800
Spdr Tr Unit Ser 1                    com      78462F103       4274    29100 SH       Sole        29,100
Staples Inc Com                       com      85503010           4      193 SH       Sole           193
Tanger Factory Outlet Ctrs Inc.       com      875465106        452    21800 SH       Sole        21,800
Techne Corp Com                       com      87837710           4       75 SH       Sole            75
Tennant Co.                           com      880345103        118     3600 SH       Sole         3,600
United Parcel Service CL B            com      911312106         35      500 SH       Sole           500
Vodafone Airtouch PLC Sponsored       com      92857T107       6726   135880 SH       Sole       135,880
Wachovia Corp.                        com      929771103         14      200 SH       Sole           200
Wal-Mart Stores                       com      931142103       8680   125570 SH       Sole       125,570
Walgreen Co.                          com      931422109       6209   212260 SH       Sole       212,260
Sealed Air Corp New                   pfd      81211K209         30      600 SH       Sole           600

TOTAL                                                        151732

